Derivative Instruments and Hedging Activities - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Derivatives, Fair Value [Line Items]
(Gains)/Losses on derivative contracts	₨ (123,792)	$ (1,909)	₨ (74,313)	₨ (93,910)
Foreign Currency Option Contracts [Member]
Derivatives, Fair Value [Line Items]
(Gains)/Losses on derivative contracts	₨ 185,654	$ 2,863	₨ 85,382	₨ 101,252
Foreign Currency Option Contracts [Member] | Minimum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	3 months	3 months
Foreign Currency Option Contracts [Member] | Maximum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	24 months	24 months